Condensed Statement of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues [Abstract]
Revenue		$ 15,100		$ 41,400
Total revenue	$ 692	15,055	$ 692	41,384
Operating expenses:
Research and development	4,072	4,826	8,540	10,451
General and administrative	1,664	1,126	2,933	2,227
Total operating expenses	5,736	5,952	11,473	12,678
Operating (loss) income	(5,044)	9,103	(10,781)	28,706
Other income (expense)
Interest income	1	16	2	63
Interest expense	(480)	(340)	(786)	(678)
Other expense	(25)	(60)	(73)	(71)
Loss on debt extinguishment			(492)
Total other expense	(504)	(384)	(1,349)	(686)
(Loss) Income before income taxes	(5,548)	8,719	(12,130)	28,020
Income tax expense		126		346
Net (loss) income and comprehensive income (loss)	(5,548)	8,593	(12,130)	27,674
Income allocable to participating securities	0	(8,312)	0	(26,642)
Net (loss) income attributable to common shareholders	$ (5,548)	$ 281	$ (12,130)	$ 1,032
Net (loss) income per share attributable to common shareholders:
Basic	$ (0.37)	$ 0.02	$ (0.81)	$ 0.07
Diluted	$ (0.37)	$ 0.02	$ (0.81)	$ 0.07
Weighted-average common shares outstanding:
Basic	15,016,742	14,720,031	14,990,514	14,279,067
Diluted	15,016,742	28,556,667	14,990,514	24,264,090
Collaboration [Member]
Revenues [Abstract]
Revenue		$ 15,055		$ 41,384
Grant [Member]
Revenues [Abstract]
Revenue	$ 692		$ 692